SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment results
	Year ended December 31, 2014
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	121,799	21,838		143,637
Cost of revenues	30,293	6,720	27	37,040
Gross profit	91,506	15,118		106,597
Research and development, net	28,995	1,805	6,130	36,930
Sales and Marketing	560	7,151	5,201	12,912
General and administrative	5,038	904	65,495	71,437
Segment performance	56,913	5,258		(14,682)
Interest income				1,305
Financial expenses, net				(4,442)
Loss before taxes on income				(17,819)

	Year ended December 31, 2013
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	63,290	17,955		81,245
Cost of revenues	15,907	5,207	16	21,130
Gross profit	47,383	12,748		60,115
Research and development, net	18,362	1,627	2,320	22,309
Sales and Marketing	337	6,133	5,861	12,331
General and administrative	4,767	576	4,934	10,277
Segment performance	23,917	4,412		15,198
Interest income				1,059
Financial income, net				1,389
Profit before taxes on income				17,646

	Year ended December 31, 2012
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	27,818	12,467		40,285
Cost of revenues	8,135	4,052	32	12,219
Gross profit	19,683	8,415		28,066
Research and development, net	13,100	1,642	1,124	15,866
Sales and marketing	438	5,431	565	6,434
General and administrative	6,750	534	134	7,418
Segment performance	(605)	808		(1,652)
Interest income				1,531
Financial income, net				402
Profit before taxes on income				281